Segments (Details 1) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenues	$ 9,638	$ 11,021	$ 21,555	$ 25,451
Long lived Assets Intangible Assets Including Goodwill			22,709	25,509
Cambodia [Member]
Segment Reporting Information [Line Items]
Revenues	6,895	7,726	14,795	15,279
Long lived Assets Intangible Assets Including Goodwill			15,407	18,450
Macau [Member]
Segment Reporting Information [Line Items]
Revenues	497	700	1,012	1,503
Philippines [Member]
Segment Reporting Information [Line Items]
Revenues	1,864	2,259	4,751	5,299
Long lived Assets Intangible Assets Including Goodwill			2,097	3,450
Hong Kong [Member]
Segment Reporting Information [Line Items]
Long lived Assets Intangible Assets Including Goodwill			5,045	1,346
Australia [Member]
Segment Reporting Information [Line Items]
Revenues	316	163	818	3,241
Long lived Assets Intangible Assets Including Goodwill			0	2,023
Other [Member]
Segment Reporting Information [Line Items]
Revenues	66	173	179	129
United States [Member]
Segment Reporting Information [Line Items]
Long lived Assets Intangible Assets Including Goodwill			$ 160	$ 240